UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Aerospace and defense (3.8%)

General Dynamics Corp.	118,100	$16,505,656

Honeywell International, Inc.	99,030	9,518,764

L-3 Communications Holdings, Inc.	77,845	9,455,054

Northrop Grumman Corp.	101,700	14,030,532

Raytheon Co.	96,600	10,034,808

TransDigm Group, Inc.	9,500	1,776,785

United Technologies Corp.	62,600	6,698,200

		68,019,799
Air freight and logistics (0.2%)

FedEx Corp.	21,200	3,548,880

		3,548,880
Airlines (1.3%)

Alaska Air Group, Inc.	41,100	2,187,753

Copa Holdings SA Class A (Panama)(S)	12,600	1,473,192

Delta Air Lines, Inc.	115,100	4,630,473

Southwest Airlines Co.	340,500	11,740,440

Spirit Airlines, Inc.(NON)	43,600	3,187,596

		23,219,454
Auto components (1.1%)

Dana Holding Corp.	113,700	2,326,302

Lear Corp.	51,200	4,736,000

Magna International, Inc. (Canada)	38,500	3,800,335

TRW Automotive Holdings Corp.(NON)	80,711	8,180,060

		19,042,697
Automobiles (0.3%)

Ford Motor Co.	380,900	5,366,881

		5,366,881
Banks (6.8%)

Bank of America Corp.	891,642	15,300,577

Citigroup, Inc.	316,617	16,948,508

JPMorgan Chase & Co.	668,973	40,459,487

KeyCorp	265,800	3,508,560

PNC Financial Services Group, Inc.	72,700	6,280,553

Regions Financial Corp.	185,800	1,844,994

Wells Fargo & Co.	693,498	36,817,809

		121,160,488
Beverages (2.3%)

Coca-Cola Co. (The)	115,300	4,828,764

Coca-Cola Enterprises, Inc.	136,700	5,925,945

Dr. Pepper Snapple Group, Inc.	120,400	8,337,700

Monster Beverage Corp.(NON)	44,300	4,468,984

PepsiCo, Inc.	187,400	18,022,258

		41,583,651
Biotechnology (3.7%)

Amgen, Inc.	116,200	18,845,316

Biogen Idec, Inc.(NON)	30,600	9,825,048

Celgene Corp.(NON)	156,600	16,770,294

Gilead Sciences, Inc.(NON)	174,000	19,488,000

		64,928,658
Capital markets (3.7%)

Ameriprise Financial, Inc.	71,700	9,046,389

Apollo Global Management, LLC Class A	148,300	3,373,825

Artisan Partners Asset Management, Inc. Class A(S)	59,294	2,874,573

Carlyle Group LP (The)	126,253	3,504,783

Charles Schwab Corp. (The)	141,900	4,068,273

Goldman Sachs Group, Inc. (The)	91,100	17,308,089

KKR & Co. LP	150,200	3,238,312

Legg Mason, Inc.(S)	75,500	3,926,000

Morgan Stanley	249,700	8,727,015

State Street Corp.	128,400	9,689,064

		65,756,323
Chemicals (2.0%)

Albemarle Corp.(S)	34,600	2,019,948

Axiall Corp.	50,200	2,023,060

CF Industries Holdings, Inc.	19,600	5,096,000

Dow Chemical Co. (The)	157,543	7,782,624

Huntsman Corp.	104,400	2,547,360

LyondellBasell Industries NV Class A	78,100	7,156,303

Monsanto Co.	36,900	4,244,976

Sherwin-Williams Co. (The)	16,300	3,741,828

		34,612,099
Commercial services and supplies (0.7%)

Cintas Corp.	66,900	4,899,756

KAR Auction Services, Inc.	65,862	1,999,570

MiX Telematics, Ltd. ADR (South Africa)(NON)(S)	152,333	1,357,287

Pitney Bowes, Inc.(S)	165,600	4,096,944

		12,353,557
Communications equipment (2.2%)

Cisco Systems, Inc.	707,500	17,312,525

Juniper Networks, Inc.	108,700	2,290,309

Qualcomm, Inc.	235,400	18,481,254

		38,084,088
Construction and engineering (0.2%)

Fluor Corp.	58,100	3,854,354

		3,854,354
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)	54,619	3,051,017

		3,051,017
Consumer finance (1.2%)

American Express Co.	56,700	5,100,165

Capital One Financial Corp.	96,000	7,945,920

Discover Financial Services	131,800	8,406,204

		21,452,289
Containers and packaging (0.4%)

Ball Corp.(S)	44,600	2,873,578

Berry Plastics Group, Inc.(NON)	105,600	2,747,712

MeadWestvaco Corp.	50,400	2,226,168

		7,847,458
Diversified financial services (0.3%)

Berkshire Hathaway, Inc. Class B(NON)	44,280	6,206,285

		6,206,285
Diversified telecommunication services (1.7%)

AT&T, Inc.(S)	189,805	6,612,806

CenturyLink, Inc.	56,500	2,343,620

Iridium Communications, Inc.(NON)(S)	409,248	3,887,856

Verizon Communications, Inc.	335,521	16,859,930

		29,704,212
Electric utilities (1.2%)

American Electric Power Co., Inc.	67,200	3,920,448

Edison International	36,200	2,265,396

Entergy Corp.	76,300	6,410,726

Exelon Corp.(S)	220,500	8,068,095

		20,664,665
Electrical equipment (0.2%)

Generac Holdings, Inc.(NON)(S)	60,400	2,738,536

		2,738,536
Electronic equipment, instruments, and components (0.2%)

CDW Corp. of Delaware	142,968	4,409,133

		4,409,133
Energy equipment and services (2.3%)

Cameron International Corp.(NON)	35,800	2,131,890

FMSA Holdings, Inc.(NON)(S)	281,474	3,459,315

Halliburton Co.	170,300	9,390,342

Helmerich & Payne, Inc.	42,100	3,655,122

Nabors Industries, Ltd.	212,800	3,798,480

Schlumberger, Ltd.	197,224	19,458,120

		41,893,269
Food and staples retail (2.9%)

Costco Wholesale Corp.	46,600	6,215,042

CVS Health Corp.	263,910	22,646,117

Kroger Co. (The)	201,600	11,231,136

Safeway, Inc.	100,600	3,506,916

Wal-Mart Stores, Inc.(S)	115,000	8,771,050

		52,370,261
Food products (0.8%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	167,206	2,911,056

Archer Daniels-Midland Co.	94,700	4,450,900

Pinnacle Foods, Inc.	82,800	2,798,640

Tyson Foods, Inc. Class A	112,509	4,539,738

		14,700,334
Health-care equipment and supplies (1.7%)

Baxter International, Inc.	54,400	3,815,616

C.R. Bard, Inc.	12,500	2,049,625

Covidien PLC	88,100	8,143,964

Medtronic, Inc.	143,100	9,753,696

St. Jude Medical, Inc.	103,700	6,654,429

		30,417,330
Health-care providers and services (3.2%)

Aetna, Inc.	56,000	4,620,560

Cardinal Health, Inc.	97,600	7,659,648

CIGNA Corp.	45,900	4,570,263

Express Scripts Holding Co.(NON)	38,700	2,972,934

HCA Holdings, Inc.(NON)	105,500	7,390,275

Humana, Inc.	33,300	4,623,705

McKesson Corp.	45,600	9,275,496

UnitedHealth Group, Inc.	69,800	6,631,698

WellPoint, Inc.	66,900	8,475,561

		56,220,140
Hotels, restaurants, and leisure (1.7%)

Carrols Restaurant Group, Inc.(NON)(S)	671,300	5,175,723

Hilton Worldwide Holdings, Inc.(NON)	131,222	3,312,043

Intrawest Resorts Holdings, Inc.(NON)	128,400	1,366,176

Las Vegas Sands Corp.	113,000	7,035,380

McDonald's Corp.	52,500	4,920,825

Penn National Gaming, Inc.(NON)	300,100	3,928,309

Wyndham Worldwide Corp.	45,400	3,526,218

Yum! Brands, Inc.	25,200	1,810,117

		31,074,791
Household durables (0.5%)

New Home Co., Inc. (The)(NON)	193,047	2,928,523

WCI Communities, Inc.(NON)(S)	72,330	1,356,911

Whirlpool Corp.	24,900	4,284,045

		8,569,479
Household products (0.8%)

Kimberly-Clark Corp.	35,000	3,999,450

Procter & Gamble Co. (The)	123,700	10,795,299

		14,794,749
Independent power and renewable electricity producers (0.4%)

AES Corp.	160,062	2,252,072

NRG Energy, Inc.	185,800	5,570,284

		7,822,356
Industrial conglomerates (1.4%)

3M Co.	66,400	10,210,328

General Electric Co.	412,400	10,644,044

Siemens AG (Germany)	40,462	4,558,883

		25,413,255
Insurance (2.6%)

Allstate Corp. (The)	89,000	5,771,650

American International Group, Inc.	256,250	13,727,313

Assured Guaranty, Ltd.	118,300	2,730,364

Genworth Financial, Inc. Class A(NON)	162,100	2,267,779

Hartford Financial Services Group, Inc. (The)	73,000	2,889,340

Lincoln National Corp.(S)	106,700	5,842,892

MetLife, Inc.	65,666	3,561,724

Prudential PLC (United Kingdom)	109,878	2,535,510

Travelers Cos., Inc. (The)	76,200	7,680,960

		47,007,532
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)	15,900	4,856,814

Bigfoot GmbH (acquired 8/2/13, cost $1,538,743) (Private) (Brazil)(F)(RES)(NON)	70	943,853

Expedia, Inc.	43,800	3,721,686

Priceline Group, Inc. (The)(NON)	5,700	6,875,397

		16,397,750
Internet software and services (2.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	189,500	18,684,700

eBay, Inc.(NON)	73,700	3,869,250

Facebook, Inc. Class A(NON)	105,400	7,903,946

Google, Inc. Class C(NON)	27,494	15,371,346

Yahoo!, Inc.(NON)	92,200	4,245,810

		50,075,052
IT Services (2.7%)

Alliance Data Systems Corp.(NON)	16,600	4,703,610

Computer Sciences Corp.	134,000	8,093,600

DST Systems, Inc.	39,331	3,789,542

IBM Corp.	83,200	13,678,080

MasterCard, Inc. Class A	73,400	6,147,250

Visa, Inc. Class A	32,500	7,846,475

Xerox Corp.	340,500	4,521,840

		48,780,397
Leisure products (0.2%)

Malibu Boats, Inc. Class A(NON)	161,179	3,007,600

		3,007,600
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	75,800	4,190,224

		4,190,224
Machinery (1.3%)

Caterpillar, Inc.	82,100	8,325,761

Deere & Co.(S)	31,600	2,703,064

Illinois Tool Works, Inc.	76,500	6,965,325

Trinity Industries, Inc.(S)	144,400	5,156,524

		23,150,674
Media (3.4%)

Comcast Corp. Class A(S)	274,600	15,199,110

DIRECTV(NON)	59,400	5,155,326

DISH Network Corp. Class A(NON)	58,900	3,748,985

Live Nation Entertainment, Inc.(NON)	128,300	3,335,800

SFX Entertainment, Inc.(NON)(S)	170,251	875,090

Time Warner Cable, Inc.	48,400	7,124,964

Time Warner, Inc.	118,900	9,448,983

Time, Inc.(NON)	17,725	400,408

Viacom, Inc. Class B	40,000	2,907,200

Walt Disney Co. (The)	141,000	12,884,580

		61,080,446
Metals and mining (0.3%)

Alcoa, Inc.	178,400	2,989,984

Freeport-McMoRan, Inc. (Indonesia)	112,500	3,206,250

		6,196,234
Multi-utilities (0.2%)

Public Service Enterprise Group, Inc.	65,800	2,718,198

		2,718,198
Multiline retail (1.0%)

Kohl's Corp.(S)	67,000	3,632,740

Macy's, Inc.	146,100	8,447,502

Target Corp.	82,500	5,100,150

		17,180,392
Oil, gas, and consumable fuels (6.6%)

Apache Corp.	72,500	5,597,000

Chevron Corp.	131,400	15,761,430

Continental Resources, Inc.(NON)(S)	68,200	3,844,434

EOG Resources, Inc.	119,500	11,358,475

Exxon Mobil Corp.	310,525	30,030,873

Hess Corp.	49,900	4,232,019

JP Energy Partners LP(NON)	128,800	2,178,008

Marathon Oil Corp.	78,100	2,764,740

Midcoast Energy Partners LP	100,235	1,553,643

Occidental Petroleum Corp.	196,000	17,430,280

QEP Resources, Inc.	321,000	8,047,470

Suncor Energy, Inc. (Canada)	116,500	4,140,410

USD Partners LP(NON)	208,404	3,463,674

Valero Energy Corp.	115,100	5,765,359

World Point Terminals LP (Units)	54,423	1,055,806

		117,223,621
Paper and forest products (0.3%)

International Paper Co.	94,900	4,803,838

		4,803,838
Personal products (0.5%)

Avon Products, Inc.	217,100	2,257,840

Coty, Inc. Class A(NON)	311,720	5,174,552

Herbalife, Ltd.	29,665	1,556,226

		8,988,618
Pharmaceuticals (5.8%)

AbbVie, Inc.	149,500	9,487,270

Allergan, Inc.	28,000	5,321,680

AstraZeneca PLC (United Kingdom)	37,568	2,730,532

Eli Lilly & Co.	119,100	7,899,903

Jazz Pharmaceuticals PLC(NON)	21,332	3,601,695

Johnson & Johnson	252,000	27,160,560

Merck & Co., Inc.	314,300	18,210,542

Pfizer, Inc.	771,426	23,104,209

Shire PLC ADR (United Kingdom)	27,900	5,574,420

		103,090,811
Real estate investment trusts (REITs) (0.7%)

American Tower Corp.(R)	26,500	2,583,750

Armada Hoffler Properties, Inc.(R)	512,244	4,804,849

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)(S)	137,336	1,919,957

Kimco Realty Corp.(R)(S)	114,300	2,851,785

		12,160,341
Road and rail (0.9%)

Union Pacific Corp.	132,300	15,406,335

		15,406,335
Semiconductors and semiconductor equipment (3.1%)

Broadcom Corp. Class A	64,100	2,684,508

Intel Corp.(S)	508,100	17,280,481

Lam Research Corp.	65,000	5,060,900

Marvell Technology Group, Ltd.	228,700	3,073,728

Maxim Integrated Products, Inc.	79,300	2,326,662

Micron Technology, Inc.(NON)	309,300	10,234,737

NVIDIA Corp.	196,900	3,847,426

Skyworks Solutions, Inc.	44,800	2,609,152

Texas Instruments, Inc.	166,400	8,263,424

		55,381,018
Software (4.7%)

Activision Blizzard, Inc.	111,400	2,222,430

Cadence Design Systems, Inc.(NON)(S)	120,500	2,162,975

Electronic Arts, Inc.(NON)	116,300	4,764,811

Microsoft Corp.	851,300	39,968,535

Oracle Corp.	614,700	24,004,035

Symantec Corp.	228,000	5,658,960

TiVo, Inc.(NON)	358,300	4,675,815

		83,457,561
Specialty retail (2.7%)

Bed Bath & Beyond, Inc.(NON)	60,500	4,074,070

Best Buy Co., Inc.	90,300	3,082,842

Gap, Inc. (The)	109,700	4,156,533

Home Depot, Inc. (The)	145,900	14,228,168

Lowe's Cos., Inc.	153,600	8,785,920

Michaels Cos., Inc. (The)(NON)	141,446	2,585,633

Office Depot, Inc.(NON)	463,900	2,421,558

Select Comfort Corp.(NON)(S)	165,076	4,240,802

TJX Cos., Inc. (The)	68,600	4,343,752

		47,919,278
Technology hardware, storage, and peripherals (6.0%)

Apple, Inc.	621,369	67,107,852

EMC Corp.	404,200	11,612,666

Hewlett-Packard Co.	237,392	8,517,625

NetApp, Inc.	54,300	2,324,040

SanDisk Corp.	94,699	8,914,964

Western Digital Corp.	93,300	9,177,921

		107,655,068
Textiles, apparel, and luxury goods (0.9%)

Hanesbrands, Inc.	50,200	5,301,622

Michael Kors Holdings, Ltd.(NON)(S)	40,200	3,159,318

NIKE, Inc. Class B	63,000	5,857,110

Tumi Holdings, Inc.(NON)(S)	90,900	1,887,993

		16,206,043
Tobacco (1.0%)

Lorillard, Inc.	70,500	4,335,750

Philip Morris International, Inc.	149,300	13,289,193

		17,624,943
Trading companies and distributors (0.4%)

Air Lease Corp.	63,799	2,334,405

United Rentals, Inc.(NON)	46,100	5,073,766

		7,408,171

Total common stocks (cost $1,384,971,952)		$1,757,990,633

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Alcoa, Inc. $2.688 Ser. 1, cv. pfd.(NON)(S)	108,094	$5,631,697

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)	16,754	1,794,772

Iridium Communications, Inc. 144A $7.00 cv. pfd.	27,936	3,258,036

Tyson Foods, Inc. $2.375 cv. pfd.	39,000	1,971,060

Total convertible preferred stocks (cost $11,823,700)		$12,655,565

SHORT-TERM INVESTMENTS (6.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	105,213,167	$105,213,167

Putnam Short Term Investment Fund 0.09%(AFF)	14,521,499	14,521,499

Total short-term investments (cost $119,734,666)		$119,734,666

TOTAL INVESTMENTS

Total investments (cost $1,516,530,318)(b)		$1,890,380,864

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,783,642,202.
(b)	The aggregate identified cost on a tax basis is $1,516,813,782, resulting in gross unrealized appreciation and depreciation of $423,616,202 and $50,049,120, respectively, or net unrealized appreciation of $373,567,082.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $943,853, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$6,519,342	$64,754,883	$56,752,726	$2,177	$14,521,499
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $105,213,167, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $104,523,282. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$224,901,504	$—	$943,853
Consumer staples	150,062,556	—	—
Energy	159,116,890	—	—
Financials	273,743,258	—	—
Health care	258,847,163	—	—
Industrials	185,113,015	—	—
Information technology	387,842,317	—	—
Materials	56,510,646	—	—
Telecommunication services	29,704,212	—	—
Utilities	31,205,219	—	—
Total common stocks	1,757,046,780	—	943,853
Convertible preferred stocks	—	12,655,565	—
Short-term investments	14,521,499	105,213,167	—

Totals by level	$1,771,568,279	$117,868,732	$943,853

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014